Segments of Business and Geographic Areas (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 3,714	$ 3,595	$ 2,934
Consumer [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	581	533	468
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	977	856	737
Medical Devices [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	1,807	1,724	1,230
Operating Segments [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	3,365	3,113	2,435
General Corporate [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 349	$ 482	$ 499